CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net loss for the year	$ (47,065)	$ (23,720)	$ (486,004)
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	7,002	(14,067)	79,355
Reclassification adjustment for exchange differences to statements of operations for subsidiaries disposed of	(11,306)	(560)	143
Net exchange difference	(4,304)	(14,627)	79,498
Fair value gain (loss) on available-for-sale securities	542	(73)	(293)
Reclassification of fair value (gain) loss on available-for-sale securities to statements of operations for securities disposed of or impaired	(52)	141	245
Net fair value gain (loss) on available-for-sale securities	490	68	(48)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of net defined benefit liabilities	219	192	(298)
Other comprehensive (loss) income	(3,595)	(14,367)	79,152
Total comprehensive loss for the year	(50,660)	(38,087)	(406,852)
Comprehensive income attributable to non-controlling interests	(683)	(1,585)	(2,028)
Comprehensive loss attributable to owners of the parent company	(51,343)	(39,672)	(408,880)
Consisting of: Continuing operations	(51,343)	(39,672)	(167,478)
Discontinued operations			(241,402)
Comprehensive loss from continuing and discontinued operations	$ (51,343)	$ (39,672)	$ (408,880)